INVESCO MONEY MARKET FUNDS, INC.

                  INVESCO Cash Reserves Fund - Investor Class,
                               Class A, B, and C
                  INVESCO Tax-Free Money Fund - Investor Class
               INVESCO U.S. Government Money Fund - Investor Class

                     Supplement dated August 13, 2003 to the
            Statement of Additional Information Dated August 13, 2003

           This Supplement supercedes the August 12, 2003 Supplement



Effective August 18, 2003, the section of the Statement of Additional Information entitled "Distributor-Class C (Cash Reserves Fund Only)." is amended to (i) delete the third paragraph in its entirety and (ii) substitute the following in its place:

Distributor may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. Distributor will retain all payments received by it relating to Class C shares for the first twelve months after they are purchased. The portion of the payments to distributor under the Class C Plan which constitutes an asset-based sales charge of 0.75% is intended in part to permit distributor to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first twelve months, distributor will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where distributor grants an exemption on particular transactions. Should the financial intermediary elect to waive the asset-based sales charge, the 12b-1 fees will begin to be paid by distributor to the financial intermediary immediately.


Effective August 18, 2003, the section of the Statement of Additional Information entitled "Sales Charges and Dealer Concessions" is amended to (i) delete the sixth paragraph in its entirety and (ii) substitute the following in its place:

Distributor may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. Distributor will retain all payments received by it relating to Class C shares for the first twelve months after they are purchased. The portion of the payments to distributor under the Class C Plan which constitutes an asset-based sales charge of 0.75% is intended in part to permit distributor to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first twelve months, distributor will make such payments quarterly to financial intermediaries based on the average net asset value of

Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where distributor grants an exemption on particular transactions. Should the financial intermediary elect to waive the asset-based sales charge, the 12b-1 fees will begin to be paid by distributor to the financial intermediary immediately.

Effective August 18, 2003, the section of the Statement of Additional Information entitled "Contingent Deferred Sales Charge Exceptions" is amended to
(i) delete subsection [i] of the second bullet in its entirety and (ii) substitute the following in its place:

(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a fund.


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